INTANGIBLE ASSETS (Details Narrative)		6 Months Ended
	May 23, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 HKD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Contractual consideration for acquisition	$ 14,993,500
Foreign currency translation	$ 15,101,651
Accrued liabilities		$ 3,473,227		$ 27,029,002
Amortization of the intangible asset